PROVISION FOR LEGAL PROCEEDINGS AND JUDICIAL DEPOSITS - Summary Changes in Provision for Legal Proceedings (Detail) - BRL (R$) R$ in Thousands		12 Months Ended
		Dec. 31, 2023	Dec. 31, 2022
Disclosure of other provisions [line items]
Legal proceedings provision beginning balance		R$ 1,801,186	R$ 1,644,061
Provisioned in the year		263,489	384,610
Write-offs by reversal / payment		(459,608)	(520,403)
Conversion effect			19,832
Interest	[1]	104,936	273,086
Legal proceedings provision ending balance		1,714,403	1,801,186
Transfers		4,400
Tax [member]
Disclosure of other provisions [line items]
Legal proceedings provision beginning balance		747,647	647,610
Provisioned in the year		44,812	71,063
Write-offs by reversal / payment		(33,427)	(56,447)
Conversion effect			3,994
Interest	[1]	54,700	81,427
Legal proceedings provision ending balance		813,732	747,647
Transfers
Civil, environmental and regulatory [member]
Disclosure of other provisions [line items]
Legal proceedings provision beginning balance		662,052	585,034
Provisioned in the year		105,526	159,758
Write-offs by reversal / payment		(258,021)	(238,912)
Conversion effect			15,786
Interest	[1]	(371)	140,386
Legal proceedings provision ending balance		512,979	662,052
Transfers		3,793
Labor [member]
Disclosure of other provisions [line items]
Legal proceedings provision beginning balance		391,487	411,417
Provisioned in the year		113,151	153,789
Write-offs by reversal / payment		(168,160)	(225,044)
Conversion effect			52
Interest	[1]	50,607	51,273
Legal proceedings provision ending balance		387,692	R$ 391,487
Transfers		R$ 607

[1]	Includes write-off of interest due to reversal.